BREAKDOWN OF TRANSACTIONS WITH NON-CONTROLLING INTERESTS (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
DisclosureOfInformationOnCompaniesWithNoncontrollingInterestsLineItems [Line Items]
Turnover	$ 1,953.7	$ 1,924.2	[1]	$ 1,802.5	[1]
Depreciation, amortization and impairment	(363.5)	(128.9)	[1]	(108.7)	[1]
Total comprehensive income attributable to NCI	33.6	36.3	[1]	29.8	[1]
Hudson Las Vegas JV
DisclosureOfInformationOnCompaniesWithNoncontrollingInterestsLineItems [Line Items]
Turnover	77.0	70.8		67.1
Depreciation, amortization and impairment	(7.6)	(1.7)		(1.3)
Net profit for the year	$ 19.1	$ 12.4		$ 10.9
Non-controlling interest	27.00%	27.00%		27.00%
Non-controlling interest share of the net profit Hudson Las Vegas	$ 5.2	$ 3.3		$ 2.9
Non-controlling interests in other subsidiaries	28.4	33.0		26.9
Total comprehensive income attributable to NCI	$ 33.6	$ 36.3		$ 29.8

[1]	In conjunction with the implementation of IFRS 16, Hudson adopted a new structure for the consolidated statements of comprehensive income. The comparative figures were reclassified accordingly (see note 2.4)